Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Central Index Key	dei_EntityCentralIndexKey	0001605803
Hartford Multifactor US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Multifactor US Equity ETF
Supplement [Text Block]	ck0001605803_SupplementTextBlock

MAY 11, 2018

SUPPLEMENT TO

Hartford Multifactor Emerging Markets ETF

SUMMARY PROSPECTUS

DATED JANUARY 26, 2018, AS RESTATED FEBRUARY 15, 2018

AND

Hartford Multifactor US Equity ETF

SUMMARY PROSPECTUS

DATED JANUARY 26, 2018, AS RESTATED FEBRUARY 15, 2018

(each, a “Fund” and, collectively, the “Funds”)

EACH A SERIES OF LATTICE STRATEGIES TRUST

Hartford Multifactor ETFs

PROSPECTUS

DATED JANUARY 26, 2018, AS SUPPLEMENTED FEBRUARY 15, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

Effective immediately, the following changes are made to each Fund's Summary Prospectus and the summary section for each Fund in the Hartford Multifactor ETFs' Prospectus:

The section entitled “Principal Investment Strategy” in the Summary Prospectus of each Fund and the summary section for each Fund in the Hartford Multifactor ETFs' Prospectus is amended as set forth below:

2.     Hartford Multifactor US Equity ETF

The second sentence of the second paragraph is deleted in its entirety and replaced with the following:

The Index's components are risk- and factor-adjusted twice annually, with reconstitution and rebalance occurring in March and September.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.